PROVISIONS FOR ONEROUS CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2020
PROVISIONS FOR ONEROUS CONTRACTS
Schedule of payable contracts

	Balance as of			Balance as of
	12/31/2019	Constitutions	Reversals	12/31/2020
Generation
Jirau	39,150	124,871	(34,349)	129,672
Funil	222,881	13,925	(11,079)	225,727
CoaracyNunes	99,757	36,283	(36,538)	99,502
	361,788	175,079	(81,966)	454,901
Transmission
LTEunápolis-T. Freitas	4,059	—	(4,059)	—
	4,059	—	(4,059)	—

Total	365,847	175,079	(86,025)	454,901

	12/31/2020	12/31/2019
Current Liabilities	40,196	3,913
Non-current Liabilities	414,705	361,934
Total	454,901	365,847

	Balance as of				Balance as of
	12/31/2018	Constitutions	Reversals	Write-Offs	12/31/2019
Generation
Jirau	30,701	8,449	—	—	39,150
Funil (a)	248,520	—	(25,639)	—	222,881
Coaracy Nunes	101,738	3,542	(5,523)	—	99,757
UTE Santa Cruz (b)	159,832	—	(159,832)	—	—
	540,791	11,991	(190,994)	—	361,788
Transmission
LT Recife II - Suape II (c)	50,197	—	—	(50,197)	—
LT Camaçari IV - Sapeaçu (c)	124,104	—	—	(124,104)	—
LT Funil-Itapebi (c)	6,227	—	—	(6,227)	—
LT Eunápolis - T. Freitas (a)	4,059	—	—	—	4,059
	184,587	—	—	(180,528)	4,059
	725,378	11,991	(190,994)	(180,528)	365,847

	12/31/2019	12/31/2018
Total Current Assets	3,913	9,436
Total Non-current Assets	361,934	715,942
Total	365,847	725,378

	Balance as of			Balance as of
	12/31/2017	Constitutions	Reversals	12/31/2018
Generation
Jirau	—	30,701	—	30,701
Funil	126,861	293,505	(171,846)	248,520
Coaracy Nunes	232,052	—	(130,314)	101,738
Angra 3	1,388,843	—	(1,388,843)	—
UTE Santa Cruz	32,258	318,565	(190,991)	159,832
Others	114,626	45,556	(160,182)	—
	1,894,640	657,626	(2,011,475)	540,791
Transmission
LT Recife II - Suape II	50,197	—	—	50,197
LT Camaçari IV - Sapeaçu	124,104	—	—	124,104
Others	10,286	—	—	10,286
	184,587	—	—	184,587

	2,079,227	657,626	(2,011,475)	725,378

	12/31/2018	12/31/2017
Total Current Assets	9,436	12,048
Total Non-current Assets	715,942	2,067,179
Total	725,378	2,079,227